Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Life
The estimated useful lives for property and equipment are as follows:

Estimated Useful Life
Laboratory equipment	5 years
Furniture and office equipment	5 years
Computer equipment	3 years
Leasehold improvements	Shorter of the lease term or 10 years